Property and Equipment (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Feb. 20, 2025 USD ($)	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Bond premium	$ 479,952		$ 470,857
Insurance expense	703,839	$ 139,668	567,670	$ 52,908
Prepaid insurance premium	424,083		372,736
Reclamation bond	$ 12,154,840		$ 11,129,593		$ 16,668,418		$ 16,028,060
Indemnification support agreement [member]
IfrsStatementLineItems [Line Items]
Support amount						$ 3,000,000